Cover	9 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	VERTICAL DATA INC.
Entity Central Index Key	0002033264
Entity Primary SIC Number	8742
Entity Tax Identification Number	99-2841705
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1980 Festival Plaza Drive Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(888)
Local Phone Number	462-3453
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Lucosky Brookman LLP
Entity Address, Address Line Two	101 Wood Avenue South
Entity Address, Address Line Three	5th Floor
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	(732)
Local Phone Number	395-4400
Contact Personnel Name	Joseph M. Lucosky, Esq